Annual Report
September 30, 2001

Mosaic Tax-Free Trust
Mosaic Tax-Free Arizona Fund
Mosaic Tax-Free Missouri Fund
Mosaic Tax-Free Virginia Fund
Mosaic Tax-Free National Fund
Mosaic Tax-Free Money Market

Mosaic Funds
www.mosaicfunds.com

Management’s Discussion of Fund Performance

   The annual period ended September 30, 2001 was memorialized by the tragic events of September 11th. While the economic and emotional shocks from the attacks still filter through the country, investors who held municipal bonds and bond funds saw solid investment results. Even before the attacks, the period was characterized by a faltering economy, evidenced by a major drop in the stock market. By the end of the one-year period, the S&P 500 was down -26.62%. Even before September 11, investors were moving to the relative safety and security of fixed income investments. The Federal Reserve Board eased interest rates by a 3.5% over the past year, creating a positive environment for existing bonds. One-year total returns for the bond funds in Tax-Free Trust were: 10.03% for Tax-Free National; 10.01% for Tax-Free Arizona; 9.79% for Tax-Free Missouri; and 9.62% for Tax-Free Virginia. For the same period, the Lipper General Municipal Bond Index was up 9.82%. As of September 30, 2001, with Federal Reserve Rates at a 10-year low, Mosaic Tax-Free Money Market was yielding 1.82% on a seven-day basis with an effective annual yield of 1.83%.

While the country was undergoing an economic slowdown and suffering from the shock of the terrorist attacks, Mosaic was well-positioned to help insulate investors in Tax-Free Trust from the economic repercussions. We extended durations towards the long range of the intermediate spectrum in anticipation of lower rates, and our funds responded well to the downward drift of yields over the past year. A particularly important aspect of our discipline was our emphasis on quality. Not all municipal bonds showed strength over the past months, as some bonds in the energy and health care sectors experienced problems. Other sectors that were hit hard in the last month were bonds issued by airport authorities and tourism-sensitive issues such as convention centers. The Mosaic funds have very little exposure to these sectors and most of the holdings within those sectors are secondarily insured.

Economic Overview

The economic and investment overview for this annual period is overshadowed by the tragic events of September 11 and their aftermath. We continue to live, work and invest in the deep economic and emotional wake of these events. It is impossible to review the last year without thinking with great sadness of all of our colleagues and fellow citizens who have been lost or injured in the recent terrorist actions.

Even before September, investors were seeking a safe haven in fixed income investments as a result of slowing economic growth, declining equity prices, and aggressive Fed easing. Municipal bond funds saw cash in-flows from investors, many of whom saw significant losses in their aggressive stock investments.

Throughout the year, few days passed when another company didn’t warn investors about lower sales, reduced earnings, or layoff announcements. Investors reacted by selling stocks, driving the broad stock market indices down sharply, and gravitating instead toward the bond market’s relative security. An already weak economy took a major plunge, as consumer confidence and spending spiraled downward in the wake of the September terrorism, sending the overall economy into a decidedly weaker position by the latter part of the annual period. The capital goods/technology sector had been particularly hard hit, and inventories have not yet corrected sufficiently to put demand and supply back into balance. In the last month of the quarter, travel and tourism industries were the immediate victims, while the economic ripples were being felt across many industries. The Fed, by accelerating their aggressive course of easing, reduced the Fed Funds target rate another 100 basis points (1%) in September, for a total of 350 basis points since the beginning of 2001.

Outlook

With a weak economy already established, there is a general consensus that the September attacks have pushed us into a true recession. This will mean continued weakness for the next quarter, and perhaps into the first half of 2002. However, inflation has remained muted, and increased unemployment will be just another factor dampening inflation, by reducing pressures on wage increases. Energy prices have moderated over the latter part of the period in review, and look to be considerably lower for the winter than a year previous. Corporate earnings, which have fallen throughout the period, strongly point to the depth of the weakening economy, which are likely to produce at least one more round of Fed easing. We foresee a rebound beginning in 2002, with associated increases in rates. However, we believe we will likely see lower rates before higher ones, spelling solid total return prospects ahead for the bond funds in Tax-Free Trust. The funds continue to provide relative safety and the potential for positive returns in an uncertain economic environment.

ARIZONA FUND

Arizona continues to enjoy a strong, well-diversified service and tourism based economy. The State does not have a credit rating because it does not issue general obligation bonds. The Fund had a total return of 10.01% for the annual period and the 30-day SEC yield was 3.75% as of September 30, 2001. The duration of the portfolio was extended to 8.13 years while the average credit quality remained at AA. Purchases made during the period included Buckeye, Arizona for the Miller Road project, Maricopa County Public Finance Lease Revenue, and the Pima County Unified School District. Arizona ranked 21st in the country in terms of issuance on a year-to-date basis.

Comparison of Changes in the Value of a $10,000 Investment with the Lehman Municipal Bond Index and Lipper General Municipal Bond Index for Mosaic Arizona Fund

Past performance is not predictive of future performance.

MISSOURI FUND

Missouri has a broad-based and diversified economy that is service-sector oriented. The State’s general obligation bonds are rated AAA. The Fund had a total return of 9.79% for the annual period and the 30-day SEC yield was 3.90% as of September 30, 2001. The duration of the portfolio was extended to 8.02 years while the average credit quality was maintained at AA. Purchases during the period included Maplewood Heights School District, Laude School District, and the Missouri Highway Authority. Missouri ranked 20th in the country in terms of issuance on a year-to-date basis.

Comparison of Changes in the Value of a $10,000 Investment with the Lehman Municipal Bond Index and Lipper General Municipal Bond Index for Mosaic Missouri Fund

Past performance is not predictive of future performance.

VIRGINIA FUND

The Commonwealth of Virginia maintains a AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of 9.62% for the annual period and the 30-day SEC yield was 4.03% as of September 30, 2001. The duration of the portfolio was extended to 7.88 years while the average credit quality was maintained at AA. Purchases during the period included Alexandria General Obligations, Suffolk Redevelopment Authority for Hope Village, and Virginia College Building Authority for Regent University. Virginia ranked 21st in the country in terms of issuance on a year-to-date basis.

Comparison of Changes in the Value of a $10,000 Investment with the Lehman Municipal Bond Index and Lipper General Municipal Bond Index for Mosaic Virginia Fund

Past performance is not predictive of future performance.

NATIONAL FUND

The National Fund had a total return of 10.03% for the annual period and the 30-day SEC yield was 3.84% as of September 30, 2001. The duration of the portfolio was 7.78 years while the average credit quality was maintained at AA. Purchases made during the period included Pinellas County, Florida, Red River, Texas School Authority, and Savage, Minnesota General Obligations. The United States and its territories have issued $194 billion in muni bonds year-to-date through the end of September which represents a 34% increase in volume over the same period last year.

Comparison of Changes in the Value of a $10,000 Investment with the Lehman Municipal Bond Index and Lipper General Municipal Bond Index for Mosaic National Fund

Past performance is not predictive of future performance.

MONEY MARKET

The Money Market continues to provide a high degree of liquidity and safety of principal. As of September 30, 2001, the fund’s seven-day yield was 1.82%, which is equivalent to a taxable yield of 2.96% for an investor in the 38.6% federal tax bracket. The average maturity of the fund stood at 41 days at the end of the annual period.

We appreciate your confidence in Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice President

Independent Auditors’ Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF MOSAIC TAX-FREE TRUST

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Mosaic Tax-Free Trust (the “Trust”), including Arizona Fund, Missouri Fund, Virginia Fund, National Fund, and Money Market (collectively, the “Funds”), as of September 30, 2001, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the Funds’ custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Mosaic Tax-Free Trust as of September 30, 2001, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

 Deloitte & Touche LLP

(signature)

Chicago, Illinois
November 9, 2001

Arizona Fund • Portfolio of Investments

CREDIT RATING*			PRINCIPAL AMOUNT	MARKET VALUE
MOODY’S	S&P
		LONG TERM MUNICIPAL BONDS: 98.5% of net assets

		EDUCATION: 6.1%
Aaa	AAA	Pima County Arizona, School District, (MBIA Insured), 5%, 7/1/09	125,000	$132,031
Aaa	AAA	University of Arizona, Arizona Board of Regents, (FGIC Insured) 5.8%, 6/1/24	275,000	290,469

		ELECTRIC: 5.7%
Baa1	A-	Puerto Rico Electric Power Authority, Power Revenue, 5%, 7/1/28	400,000	391,500

		GENERAL OBLIGATION: 32.1%
Aa3	AA	Maricopa County Unified School District #210 (Phoenix), 5.375%, 7/1/13	400,000	430,500
Aaa	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	285,312
Aaa	AAA	Mesa Recreational, Water and Sewer Improvements (FGIC Insured), 6.5%, 7/1/10	250,000	295,625
Aaa	AAA	Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	100,000	105,375
Aaa	AAA	Pima County Unified School District #10 (Amphitheater), (FGIC Insured), 5.1%, 7/1/11	190,000	202,350
Baa1	A	Puerto Rico Commonwealth, 6.5%, 7/1/14	320,000	387,600
Aaa	AAA	Scottsdale Preserve Authority Excise Tax Revenue (FGIC Insured), 5.625%, 7/1/22	225,000	248,062
Aa2	AA	Tucson Recreational Facility Improvements, 5.25%, 7/1/19	250,000	255,937

		HOSPITAL: 7.0%
Aaa#	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	200,000	210,500
Aaa	AAA	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	268,438

		HOUSING: 12.9%
nr	AA	Maricopa County Industrial Development Authority, Multifamily Housing Revenue, (Pines at Camelback Apartments), 5.45%, 5/1/28	200,000	202,000
Aaa	nr	Maricopa County Industrial Development Authority, Single Family Mortgage Revenue, 4.3%, 12/1/06	200,000	205,500
nr	AAA	Phoenix Industrial Development Authority, Multifamily Housing Revenue, (GNMA), 7.5%, 7/20/35	200,000	228,250
nr	AAA	Pima County Industrial Development Authority, Multifamily Revenue (Jolla Tuscan Apartments), 5.2%, 4/1/19	250,000	253,750

		INDUSTRIAL DEVELOPMENT: 3.0%
Aa2	AA+	Phoenix Civic Improvement Corp. Excise Tax, 5.25%, 7/1/24	100,000	101,250
Aaa	AAA	Phoenix Civic Improvement Corp. Excise Tax, 4.50%, 7/1/08	100,000	104,500

		LEASING AND OTHER FACILITIES: 9.6%
Aaa	AAA	Arizona Board of Regents Certificate Participation, (AMBAC Insured), 5.5%, 6/1/13	320,000	351,200
Aaa	nr	Maricopa County Public, Corp. Lease Revenue Bond, (AMBAC Insured), 5.5% 7/1/10	280,000	310,450

		POLLUTION CONTROL: 3.8%
Aaa	AAA	Navajo County Arizona Pollution Control Corporate, (MBIA-IBC Insured) 5.875%, 8/15/28	250,000	265,938

		TRANSPORTATION: 8.3%
Aaa	AAA	Flagstaff, Street and Highway User Revenue, Junior Lien (FGIC Insured), 5.9%, 7/1/10	500,000	569,375

		WATER AND SEWER: 10.0%
nr	AA	Buckeye, Water and Sewer Improvements, 5.45%, 1/1/10	235,000	254,387
Aaa	AAA	Peoria, Water And Sewer Revenue (FGIC Insured), 4%, 7/1/18	475,000	431,063
		TOTAL INVESTMENTS (cost $6,408,337)		$6,781,362
		CASH AND RECEIVABLES LESS LIABILITIES: 1.5% of net assets		101,177
		NET ASSETS: 100%		$6,882,539

Missouri Fund • Portfolio of Investments

CREDIT RATING*			PRINCIPAL AMOUNT	MARKET VALUE
MOODY’S	S&P
		LONG TERM MUNICIPAL BONDS: 97.5% of net assets

		EDUCATION: 17.0%
Aaa	AAA	Kansas City School District Building, (FGIC Insured), 5%, 2/1/14	150,000	$153,000
nr	AA+	Normandy School District, General Obligation, 5.4%, 3/1/18	325,000	335,563
Aa1	AA+	Platte County, School District Park Hill, 5.5%, 3/1/14	300,000	329,625
Aaa	AAA	St. Louis Board of Education, 5.5%, 4/1/10	275,000	303,875
Aaa	AAA	St. Louis County Pattonville R-3 School District (FGIC Insured), 5.75%, 3/1/16	200,000	218,250

		ELECTRIC: 5.8%
Aaa	AAA	Sikeston, Electric Revenue (MBIA Insured), 6%, 6/1/14	400,000	462,500

		GENERAL OBLIGATION: 21.1%
Aa2	nr	Jefferson City School District, 6.7%, 3/1/11	200,000	236,750
nr	AAA	Ladue School District, 4.875%, 3/1/19	200,000	200,000
nr	AAA	Ladue School District, 4.875%, 3/1/21	350,000	345,187
Aaa	AAA	Maplewood Richmond Heights School District, (FSA Insured) 5%, 3/1/21	100,000	99,500
Aaa	AAA	Missouri State (Fourth State Building), 5.75%, 8/1/19	200,000	210,750
Baa1	A	Puerto Rico Commonwealth, Public Improvement, 6.5%, 7/1/14	480,000	581,400

		HOSPITAL: 6.8%
Aaa	AAA	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue (Heartland Health System) (AMBAC Insured), 6.35%, 11/15/17	350,000	371,000
Aaa	nr	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue (SSM Health Care) (MBIA Insured) (Prerefunded 6/1/02 @ 102), 6.25%, 6/1/16	45,000	47,106
Aa2	AA+	Missouri State, Certificate Participation, Rehabilitation Center, 6%, 11/1/15	115,000	124,631

		HOUSING: 6.8%
nr	AAA#	St. Louis County, Mortgage Revenue (AMT), 5.65%, 2/1/20	500,000	541,875

		LEASING AND OTHER FACILITIES: 33.8%
A1	nr	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	322,500
Aa3	nr	Jackson County Missouri, Public Building Corp. Leasehold Revenue, 5.1%, 11/1/12	200,000	211,500
Aa3	AA+	Missouri State Regional Convention and Sports Complex Authority, 5.5%, 8/15/13	250,000	263,437
Aa3	AA+	Missouri State Regional Convention and Sports Complex Authority, 5.6%, 8/15/17	250,000	260,937
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	300,438
Aa3	nr	Springfield Public Building Corp. Leasehold Revenue Bond, 4.7%, 5/1/12	175,000	178,063
Aa3	AA+	St Louis County Regional Convention and Sports Complex Authority, 5.5%, 8/15/13	300,000	316,125
Aaa	nr	St Louis Municipal Finance Corporation, Leasehold Revenue Bond, (AMBAC Insured), 5.75%, 2/15/17	300,000	324,000
Aaa	AAA	St Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/21	500,000	509,375

		POLLUTION CONTROL: 3.0%
A1	A+	St Louis Industrial Development Authority Pollution Control Revenue , 6.65%, 5/1/16	200,000	238,500

		TRANSPORTATION: 3.2%
Aa2	AA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	256,563
		TOTAL INVESTMENTS (cost $7,231,954)		$7,742,450
		CASH AND RECEIVABLES LESS LIABILITIES: 2.5% of net assets		200,401
		NET ASSETS: 100%		$7,942,851

Virginia Fund • Portfolio of Investments

CREDIT RATING*			PRINCIPAL AMOUNT	MARKET VALUE
MOODY’S	S&P
		LONG TERM MUNICIPAL BONDS: 98.3% of net assets

		AIRPORT: 1.8%
Aaa	AAA	Capital Regional Airport Commission, Airport Revenue (AMBAC Insured), 5.625%, 7/1/15	500,000	$522,500

		EDUCATION: 10.5%
A2	nr	Loudoun County Industrial Development Authority, University Facilities Revenue (George Washington University), 6.25%, 5/15/22	500,000	514,340
nr	A-	Lynchburg Industrial Development Authority, Educational Facilities Revenue (Randolph-Macon Women's College), 5.875%, 9/1/13	500,000	522,500
Aa2	AA	Virginia College Building Authority, Educational Facilities Revenue (Washington and Lee University), 5.75%, 1/1/14	20,000	21,150
nr	AAA	Virginia College Building Authority, Educational Facilities Revenue (MBIA Insured), 5.125%, 10/1/31	1,000,000	997,500
Aa2	AA	Virginia State Public Schools Authority, Special Obligation (York County), 5.9%, 7/15/13	500,000	540,000
A1	AA-	Virginia State Universities, University Revenue (Virginia Commonwealth University), 5.75%, 5/1/15	500,000	528,750

		ELECTRIC: 4.1%
Baa1	A-	Puerto Rico Electric Power Authority, Power Revenue, 5%, 7/1/28	1,250,000	1,223,437

		GENERAL OBLIGATION: 28.3%
Aaa	AAA	Alexandria, 5%, 1/01/26	200,000	209,250
Aaa	AAA	Culpepper County, 6%, 1/15/21	500,000	544,375
Aaa	AAA	Fairfax County Public Improvement, 4.5%, 6/1/13	1,000,000	1,013,750
A2	A	Henry County, 6%, 7/15/14	500,000	533,750
Aaa	AAA	Leesburg, (AMBAC Insured), 5.6%, 6/1/15	500,000	554,375
Aa3	AA	Lynchburg, 5.7%, 6/1/25	1,170,000	1,243,125
Aaa	AAA	Norfolk, (FGIC Insured), 5%, 7/01/11	1,335,000	1,420,106
Baa1	A	Puerto Rico Commonwealth, 6.5%, 7/1/14	1,115,000	1,350,544
Aaa	AAA	Portsmouth, 4.75%, 6/01/14	1,000,000	1,012,500
Aaa	AAA	Virginia State, 5%, 6/1/10	500,000	527,500

		HOSPITAL: 17.9%
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (FGIC Insured) (Prerefunded 10/1/04 @ 101), 6.375%, 10/1/14	350,000	390,250
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured) 5%, 10/1/10	250,000	265,938
Aaa	AAA	Fredericksburg Industrial Development Authority Hospital Facilities Revenue, 5.25%, 6/15/16	1,275,000	1,318,031
Aaa	AAA	Hanover County Industrial Development Authority Hospital (Bon Secours Health System) (MBIA Insured), 6%, 8/15/10	640,000	723,200
A1	A+	Lynchburg Industrial Development Authority, Healthcare Facilities Revenue (Centra Health), 5.2%, 1/1/28	1,000,000	991,250
Aa2	AA	Norfolk Industrial Development Authority, Hospital Revenue (Sentara Hospital), 6.5%, 11/1/13	1,000,000	1,072,500
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	571,250

		HOUSING: 8.5%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	430,313
nr	A-	Prince William County Industrial Development Authority, Multi-Family Housing Revenue, 5.35%, 7/1/23	830,000	823,775
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/1/33	1,250,000	1,285,937

		INDUSTRIAL DEVELOPMENT: 6.9%
Aaa	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,026,250
Baa3	BBB	Peninsula Ports Authority Coal Terminal Revenue, 7.375%, 6/1/20	1,000,000	1,037,450

		LEASING AND OTHER FACILITIES: 5.2%
Aa2	AA+	Fairfax County Economic Development Authority, Lease Revenue, 5.5%, 5/15/18	500,000	518,750
Aaa	AAA	Portsmouth Industrial Development Authority Revenue, Hotel Conference Center & Parking, 5.125%, 4/1/17	1,000,000	1,023,750

		TRANSPORTATION: 7.3%
Aa2	AA+	Virginia Commonwealth Transportation Board, Transportation Revenue Bond, 5.5%, 10/1/10	1,000,000	1,111,250
Aa1	AA+	Virginia Commonwealth Transportation Board, Transportation Revenue Bond, 5.7%, 5/15/19	1,000,000	1,063,750

		WATER & WASTE: 1.8%
Aaa	AAA	Loudoun County Sanitation Authority, Water and Sewer Revenue (FGIC Insured), 6.25%, 1/1/16	500,000	533,750

		MUNICIPAL OTHER: 6.0%
Aaa	AAA	Bristol Utility Systems (FSA), 5%, 7/15/21	250,000	250,938
nr	A-	Fairfax County Park Authority, Park Facilities Revenue, 6.625%, 7/15/14	500,000	526,875
Aa1	AA+	Virginia State Public Building Authority, Public Facilities Revenue, 5%, 8/1/18	1,000,000	1,006,250
		TOTAL INVESTMENTS (cost $28,028,821)		$29,250,909
		CASH AND RECEIVABLES LESS LIABILITIES: 1.7% of net assets		495,685
		NET ASSETS: 100%		$29,746,594

National Fund • Portfolio of Investments

CREDIT RATING*			PRINCIPAL AMOUNT	MARKET VALUE
MOODY’S	S&P
		LONG TERM MUNICIPAL BONDS: 98.0% of net assets

		FLORIDA: 4.2%
Aaa	AAA	Pinellas County Housing Authority Housing Revenue Bond, (FSA Insured), 4.6%, 12/1/10	1,000,000	$1,018,750

		ILLINOIS: 17.3%
Aaa	nr	Grundy County School District #054, General Obligation, (AMBAC Insured), 8.35%, 12/1/07	720,000	900,900
Aaa	AAA	Illinois Development Financial Authority Revenue, Health Facilities, 5.5%, 11/15/13	1,000,000	1,071,250
Aaa	AAA	Melrose Park Illinois Water Revenue, (MBIA Insured), 5.2%, 7/1/18	750,000	759,375
Aaa	AAA	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	381,375
Aaa	AAA	University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09	1,000,000	1,116,250

		INDIANA: 2.5%
Aaa	AAA	Indiana Bond Bank, 5.75%, 8/1/13	550,000	616,000

		KANSAS: 10.3%
Aa2	AA+	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	740,000	851,925
Aaa#	nr	Manhattan Kansas Commercial Dev Rev, 11%, 7/1/16	1,000,000	1,666,250

		MARYLAND: 5.1%
Aa2	AA+	Anne Arundel County, Solid Waste Projects (AMT), 5.5%, 9/1/16	100,000	104,375
A2	A	Anne Arundel County, Pollution Control Revenue (Baltimore Gas And Electric Company), 6%, 4/1/24	100,000	103,750
Aaa	AAA	Baltimore, Public Improvements (AMBAC Insured), 6%, 10/15/04	100,000	109,250
Aaa	AAA	Baltimore Auto Parking Revenue (FGIC Insured), 5.9%, 7/1/09	75,000	85,125
Aa3	AA-	Baltimore, Port Facilities Revenue (Consolidated Coal Sales), 6.5%, 10/1/11	100,000	104,396
Aa2	AA	Frederick County, 5.1%, 12/1/17	75,000	77,906
Aa2	AA-	Howard County, Special Facilities Revenue, 5.95%, 2/15/10	50,000	53,312
Aa2	nr	Maryland State Community Development Administration (Single-Family Housing) (AMT), 6.2%, 4/1/17	100,000	103,750
Aaa	AAA	Maryland State, 5%, 7/15/11	50,000	53,688
Aaa#	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue, 6.8%, 7/1/16	100,000	120,875
nr	AA+	Montgomery County Revenue Authority, Lease Revenue (Human Services Headquarters) 5.6%, 8/1/14	100,000	106,000
A2	nr	Northeast Waste Disposal Authority, Solid Waste Revenue Bond, 5.8%, 7/1/04	70,000	74,812
Aaa	AAA	Prince Georges County, 5.375%, 3/15/16	100,000	104,625
Aa3	AA+	University of Maryland System Auxiliary Facility & Tuition Revenue, 5%, 4/1/17	55,000	55,619

		MASSACHUSETTS: 5.1%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,240,000

		MICHIGAN: 10.7%
nr	A	Grand Rapids Charter Township, Retirement Facilities, 5.35%, 7/1/19	500,000	506,250
nr	A+	Michigan Higher Education Facilities Authority Revenue, 5.0%, 5/1/11	1,000,000	1,051,250
A2	A	Michigan State Strategic Fund, Pollution Control Revenue Bond, 6.2%, 9/1/20	1,000,000	1,058,750

		MINNESOTA: 2.9%
Aa1	AA+	Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage) (AMT), 6.25%, 7/1/26	370,000	383,413
Aaa	nr	Savage Minnesota, General Obligation (AMBAC Insured), 5.125%, 2/1/15	310,000	320,850

		MISSISSIPPI: 5.5%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	653,125
Aaa	AAA	Harrison County Mississippi Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	687,500

		NORTH DAKOTA: 2.2%
Baa1	nr	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	538,750

		PENNSYLVANIA: 5.1%
Aaa	A2	Lehigh County, PA General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,235,000

		PUERTO RICO: 0.9%
Baa1	A	Puerto Rico Commonwealth, 6.5%, 7/1/14	85,000	102,956
Baa1	A-	Puerto Rico Electric Power Authority, Power Revenue, 6%, 7/1/14	100,000	106,875

		SOUTH CAROLINA: 3.9%
A2	A	Horry County South Carolina Hospitality Fee Special Obligation, 5%, 4/1/10	750,000	789,375
Aaa#	AAA	Piedmont Municipal Power Agency Electrical Revenue (FGIC Insured), 6.5%, 1/1/16	145,000	172,369

		TEXAS: 15.8%
Aaa#	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6.0%, 1/1/17	305,000	347,700
Aaa	AAA	North Forest Independent School District, 6.%, 8/15/11	1,050,000	1,200,938
nr	AA	Red River Educational Finance Revenue Bond, 5.75%, 5/15/15	1,000,000	1,083,750
Aaa#	AAA	Texas Public Building Authority, Building Revenue (MBIA Insured), 7.125%, 8/1/11	1,000,000	1,215,000

		VIRGINIA: 2.3%
Aaa	AAA	Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10	500,000	565,000

		WASHINGTON: 4.2%
Aaa	AAA	Washington State Public Power Supply System Nuclear Project Number One (FSA Insured), 5.125%, 7/1/14	1,000,000	$01,030,000

		LONG TERM MUNICIPAL BOND TOTAL (cost $22,370,759)		$23,928,409

		SHORT TERM MUNICIPAL BONDS: 0.6% of net assets (cost $150,000)

Aaa	AAA	Palm Beach County Florida Water & Sewer Revenue Bond, 2.65%, 10/1/11^	150,000	150,000

		TOTAL INVESTMENTS (cost $22,520,759)		$24,078,409

		CASH AND RECEIVABLES LESS LIABILITIES: 1.4% of net assets		339,007

		NET ASSETS: 100%		$24,417,416

Money Market • Portfolio of Investments

CREDIT RATING*			PRINCIPAL AMOUNT	VALUE
MOODY’S	S&P
		SHORT TERM MUNICIPAL SECURITIES: 97.8% of net assets

		CONNECTICUT: 3.1%
Aaa#	AAA	Connecticut State Clean Water Revenue Bond, 6.125%, 2/1/12	150,000	$157,162

		FLORIDA: 7.6%
Aa3	nr	Eustis Florida Health Facilities Authority Revenue, Waterman Medical Center, 2.25%, 12/1/15^	285,000	285,000
Aaa	AAA	Palm Beach County Florida Water & Sewer Revenue Bond, 2.65%, 10/1/11^	100,000	100,000

		GEORGIA: 4.9%
nr	AA-	Fulton County Georgia Residential Care Facilities (LOC-Rabobank Nederland), 2.75%, 1/1/18^	100,000	100,000
Aaa	AAA	Georgia State, General Obligation, 6.5%, 12/1/01	150,000	150,791

		ILLINOIS: 8.4%
Aaa	AAA	Chicago Water Revenue Bond, 5.3%, 11/1/01	100,000	100,156
nr	A+	Illinois Development Financial Authority Industrial Development Revenue (Field Container Corp.)(LOC- American National Bank & Trust), 2.35%, 6/1/03^	200,000	200,000
Aa2	AAA	Illinois State Sales Tax Revenue Bond, 4.5%, 6/15/02^	125,000	126,246

		KENTUCKY: 5.9%
Aa3	nr	Ashland Pollution Control Revenue (Ashland Oil Inc) (LOC- Suntrust Bank Nashville), 2.15%, 4/1/09^	300,000	300,000

		LOUISIANA: 3.9%
Aaa	AAA	Louisiana Public Authority Hospital Revenue (Willis Knighton Medical Project) (AMBAC Insured), 2.3%, 9/1/23^	200,000	200,000

		MICHIGAN: 3.0%
Aa1#	AA+	Michigan State Building Authority Revenue Bond, 6.25%, 10/1/20	150,000	153,000

		MISSISSIPPI: 3.9%
Aa2	nr	Jackson County Pollution Control Revenue Bond, 2.65%, 6/1/23^	200,000	200,000

		MISSOURI: 5.8%
Aa3	nr	Columbia, Special Obligation (LOC- Toronto Dominion Bank), 2.35%, 6/1/08^	300,000	300,000

		NEBRASKA: 8.4%
Aaa	AAA	Nebhelp, Inc. Revenue, Multiple Mode Student Loans (MBIA Insured), 2.25%, 12/1/15^	300,000	300,000
nr	AAA#	Omaha Public Power District Revenue Bond, 6.5%, 2/1/17	125,000	128,184

		NEW MEXICO: 2.0%
P-1	AA-	Farmington Pollution Control Revenue Bond, 2.7%, 5/1/24^	100,000	100,000

		NORTH CAROLINA: 11.8%
Aa1	AAA	Greensboro, General Obligation (SPA- Wachovia Bank of NC), 2.35%, 4/1/07^	300,000	300,000
Aaa	AAA	North Carolina Medical Care Commission, Hospital Revenue (Pooled Equipment Project) (MBIA Insured), 2.25%, 12/1/25^	300,000	300,000

		OREGON: 2.5%
Aa2#	AA	Oregon State Board of Higher Education, General Obligation, 6.25%, 2/1/08	125,000	126,415

		PENNSYLVANIA: 2.0%
Aaa	AAA	Pennsylvania State Turnpike Common Oil Franchise Tax Revenue Bond, 5.25%, 12/1/01	100,000	100,146

		TENNESSEE: 5.4%
Aaa	AAA	Metropolitan Nashville Airport Authority Revenue (FGIC Insured) (LOC- Societe Generale), 2.25%, 7/1/19^	275,000	275,000

		TEXAS:7.8%
Aaa#	NR	Bexar County, Certificate of Obligation, 6.50%, 6/15/05	100,000	102,620
Aa3	AA-	Port Development Corporation, Marine Terminal Revenue (Stolt Terminal) (LOC-Canadian Imperial Bank), 2.35%, 1/15/14^	300,000	300,000

		VIRGINIA: 2.1%
Aaa#	AAA	Leesburg Utilities System Revenue Bond (MBIA Insured), 6.3%, 7/1/12	100,000	104,674

		WASHINGTON: 9.3%
A1	nr	Washington State Housing Finance Commission, Housing Revenue (Panorama City Project) (LOC-Key Bank Of Washington), 2.8%, 1/1/27^	100,000	100,000
nr	AAA	Washington State Housing Finance Commission, Multi-Family Mortgage Revenue (LOC-Key Bank of Washington), 2.25%, 7/1/20^	200,000	200,000
Aa3	nr	Washington State Housing Finance Commission, Non-Profit Housing Revenue, 2.7%, 8/1/19^	175,000	175,000
		TOTAL INVESTMENTS (cost $4,984,394)+		$4,984,394
		CASH AND RECEIVABLES LESS LIABILITIES: 2.2% of net assets		110,422
		NET ASSETS: 100%		$5,094,816

Notes to Portfolio of Investments:

^	Security has a variable coupon rate and issubject to a demand feature before final maturity. Coupon rate as of September 30, 2001.
#	Refunded or escrowed to maturity
AMBAC	American Municipal Bond Assurance Corporation
AMT	Subject to Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Federal Security Assistance
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
Moody’s	Moody’s Investors Service, Inc.
nr	Not rated
PSF	Permanent School Fund
S&P	Standard & Poor’s Corporation
*	Credit Ratings are unaudited
+	Aggregate cost for federal income tax purposesas of September 30, 2001

Statements of Assets and Liabilities

	ARIZONA FUND	MISSOURI FUND	VIRGINIA FUND	NATIONAL FUND	MONEY MARKET
ASSETS
Investments, at value (Note 1)
mInvestment securities*	$6,781,362	$7,742,450	$29,250,909	$23,928,409	$0000,00,--
mShort term securities	--	--	--	150,000	4,984,394
mTotal investments	6,781,362	7,742,450	29,250,909	24,078,409	4,984,394
Cash	8,587	109,277	31,742	42,000	89,960
Receivables
mInterest	99,021	95,962	472,696	309,194	28,156
mCapital shares sold	--	--	3,406	394	4,618
Total assets	6,888,970	7,947,689	29,758,753	24,429,997	5,107,128
LIABILITIES
Payables
mIncome Distribution	5,107	4,442	12,150	8,127	138
mCapital shares redeemed	1,324	396	9	4,454	12,174
Total liabilities	6,431	4,838	12,159	12,581	12,312
NET ASSETS (Note 5)	$6,882,539	$7,942,851	$29,746,594	$24,417,416	$5,094,816
CAPITAL SHARES OUTSTANDING	647,668	740,979	2,541,532	2,226,651	5,094,873
NET ASSET VALUE PER SHARE	$000,10.63	$000,10.72	$0000,11.70	$000,10.97	$0000,1.00
*INVESTMENT SECURITIES, AT COST	$6,408,337	$7,231,954	$28,028,821	$22,520,759	$4,984,394

Statements of Operations

For the year ended September 30, 2001

	ARIZONA FUND	MISSOURI FUND	VIRGINIA FUND	NATIONAL FUND	MONEY MARKET
INVESTMENT INCOME (Note 1)
mInterest Income	$)341,845)	$)397,716)	$1,536,914)	$1,275,696	$)172,214)
EXPENSES (Notes 2 and 3)
mInvestment advisory fees	41,618)	48,157)	181,397)	143,384	24,947)
mOther expenses	31,962)	35,444)	113,191)	100,945	17,979)
mExpenses waived	--)	--)	--)	--	(5,006)
Total expenses	73,580)	83,601)	294,588)	244,329	37,920)
NET INVESTMENT INCOME	268,265)	314,115)	1,242,326)	1,031,367	134,294)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
mNet realized gain on investments	8,993)	28,894)	9,401)	266,233	--)
mChange in net unrealized appreciation (depreciation) of investments	355,753)	370,672)	1,410,429)	884,728	(5,856)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	364,746)	399,566)	1,419,830)	1,150,961	(5,856)
TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$)633,011)	$)713,681)	$2,662,156)	$2,182,328	$)128,438)

Statements of Changes in Net Assets

For the year ended September 30:

	ARIZONA FUND		MISSOURI FUND		VIRGINIA FUND
	2001	2000	2001	2000	2001	2000
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
mNet investment income	$0,268,265)	$0,297,032)	$0,314,115)	$ 0319,925)	$01,242,326)	$01,306,948)
mNet realized gain (loss) on investments	8,993)	(22,638)	28,894)	(101,260)	9,401)	(13,913)
mNet unrealized appreciation on investments	355,753)	21,865)	370,672)	135,041)	1,410,429)	11,975)
Total increase in net assets resulting from operations	633,011)	296,259)	713,681)	353,706)	2,662,156)	1,305,010)
DISTRIBUTIONS TO SHAREHOLDERS
mFrom net investment income	(268,265)	(297,032)	(314,115)	(319,925)	(1,242,326)	(1,306,948)
CAPITAL SHARE TRANSACTIONS (Note 7)	66,545)	(723,451)	221,966)	(398,402)	(199,146)	(1,701,398)
TOTAL INCREASE (DECREASE) IN NET ASSETS	431,291)	(724,224)	621,532)	(364,621)	1,220,684)	(1,703,336)
NET ASSETS
mBeginning of year	$6,451,248)	$7,175,472)	$7,321,319)	$7,685,940)	$28,525,910)	$30,229,246)
mEnd of year	$6,882,539)	$6,451,248)	$7,942,851)	$7,321,319)	$29,746,594)	$28,525,910)

	NATIONAL FUND		MONEY MARKET
	2001	2000	2001	2000
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
mNet investment income	$01,031,367(	$00,925,638(	$0,134,294(	$0,183,152(
mNet realized gain (loss) on investments	266,233(	(160,551)	--(	(751)
mNet unrealized appreciation (depreciation) of investments	884,728(	430,643(	(5,856)	8,088(
Total increase in net assets resulting from operations	2,182,328(	1,195,730(	128,438(	190,489(
DISTRIBUTIONS TO SHAREHOLDERS
mFrom net investment income	(1,031,367)	(925,638)	(133,534)	(183,152)
CAPITAL SHARE TRANSACTIONS (Note 7)	1,315,685(	(1,157,629)	234,070(	(1,959,725)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,466,646(	(887,537)	228,974(	(1,952,388)
NET ASSETS
mBeginning of year	$21,950,770(	$22,838,307(	$4,865,842(	$6,818,230(
mEnd of year	$24,417,416(	$21,950,770(	$5,094,816(	$4,865,842(

Financial Highlights

Selected data for a share outstanding for the periods indicated.

ARIZONA FUND

	Year Ended September 30,
	2001	2000	1999	1998	1997
Net asset value beginning of year	$10.06	$10.03	$10.74	$10.45	$10.15
Investment operations:
mNet investment income	0.42	0.45	0.44	0.45	0.47
mNet realized and unrealized gain (loss) on investments	0.57	0.03	(0.71)	0.29	0.30
Total from investment operations	0.99	0.48	(0.27)	0.74	0.77
mLess distributions from net investment income	(0.42)	(0.45)	(0.44)	(0.45)	(0.47)
Net asset value, end of year	$10.63	$10.06	$10.03	$10.74	$10.45
Total return (%)	10.01	4.93	(2.57)	7.21	7.67
Ratios and supplemental data
Net assets, end of year (in thousands)	$6,883	$6,451	$7,175	$8,625	$8,746
mRatio of expenses to average net assets (%)	1.10	1.12	1.12	1.11	1.11
mRatio of net investment income to average net assets (%)	4.01	4.53	4.23	4.22	4.54
mPortfolio turnover (%)	20	29	37	26	32

MISSOURI FUND

	Year Ended September 30,
	2001	2000	1999	1998	1997
Net asset value beginning of year	$10.17	$10.12	$10.87	$10.53	$10.22
Investment operations:
mNet investment income	0.43	0.44	0.44	0.44	0.46
mNet realized and unrealized gain (loss) on investments	0.55	0.05	(0.75)	0.34	0.31
Total from investment operations	.98	0.49	(0.31)	0.78	0.77
mLess distributions from net investment income	(0.43)	(0.44)	(0.44)	(0.44)	(0.46)
Net asset value, end of year	$10.72	$10.17	$10.12	$10.87	$10.53
Total return (%)	9.79	5.03	(2.95)	7.61	7.72
Ratios and supplemental data
Net assets, end of year (in thousands)	$7,943	$7,321	$7,686	$12,002	$11,553
mRatio of expenses to average net assets (%)	1.08	1.09	1.10	1.09	1.02
mRatio of net investment income to average net assets (%)	4.06	4.43	4.15	4.18	4.45
mPortfolio turnover (%)	16	26	17	24	41

VIRGINIA FUND

	Year Ended September 30,
	2001	2000	1999	1998	1997
Net asset value beginning of year	$11.14	$11.13	$11.93	$11.56	$11.21
Investment operations:
mNet investment income	0.49	0.50	0.49	0.50	0.52
mNet realized and unrealized gain (loss) on investments	0.56	0.01	(0.80)	0.37	0.35
Total from investment operations	1.05	0.51	(0.31)	0.87	0.87
mLess distribution from net investment income	(0.49)	(0.50)	(0.49)	(0.50)	(0.52)
Net asset value, end of year	$11.70	$11.14	$11.13	$11.93	$11.56
Total return (%)	9.62	4.78	(2.69)	7.66	7.95
Ratios and supplemental data
Net assets, end of year (in thousands)	$29,747	$28,526	$30,229	$32,612	$32,614
mRatio of expenses to average net assets (%)	1.01	1.02	1.02	1.02	1.05
mRatio of net investment income to average net assets (%)	4.26	4.60	4.22	4.28	4.55
mPortfolio turnover (%)	38	24	27	32	28

NATIONAL FUND

	Year Ended September 30,
	2001	2000	1999	1998	1997
Net asset value beginning of year	$10.43	$10.30	$11.00	$10.62	$10.29
Investment operations:
mNet investment income	0.49	0.42	0.42	0.42	0.44
mNet realized and unrealized gain (loss) on investments	0.54	0.13	(0.70)	0.38	0.33
Total from investment operations	1.03	0.55	(0.28)	0.80	0.77
mLess distribution from net investment income	(0.49)	(0.42)	(0.42)	(0.42)	(0.44)
Net asset value, end of year	$10.97	$10.43	$10.30	$11.00	$10.62
Total return (%)	10.03	5.53	(2.67)	7.66	7.70
Ratios and supplemental data
Net assets, end of year (in thousands)	$24,417	$21,951	$28,838	$25,607	$26,698
mRatio of expenses to average net assets (%)	1.06	1.07	1.07	1.07	1.05
mRatio of net investment income to average net assets (%)	4.48	4.15	3.87	3.91	4.20
mPortfolio turnover (%)	53	78	35	20	44

MONEY MARKET

	Year Ended September 30,
	2001	2000	1999	1998	1997
Net asset value beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
mNet investment income	0.03	0.03	0.02	0.03	0.03
mmLess distribution from net investment income	(0.03)	(0.03)	(0.02)	(0.03)	(0.03)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	2.72	3.06	2.49	2.75	2.71
Ratios and supplemental data
Net assets, end of year (in thousands)	$5,095	$4,866	$6,818	$7,270	$6,852
mRatio of expenses to average net assets (%)	0.86	0.86	0.86	0.85	0.95
mRatio of expenses to average net assets after fee waiver[1] (%)	0.76	0.76	0.77	--	0.83
mRatio of net investment income to average net assets (%)	2.58	2.91	2.37	2.70	2.58
mRatio of net investment income to average net assets after fee waiver[1] (%)	2.68	3.01	2.46	--	2.68

1See Note 3 to the Financial Statements.

Notes to Financial Statements

For the year ended September 30, 2001

1. Summary of Significant Accounting Policies.  Mosaic Tax-Free Trust (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains five separate funds (described in the following sentences and defined as the “Funds”) which invest principally in securities exempt from federal income taxes, commonly known as “municipal” securities. The Arizona, Missouri and Virginia Funds (the “State Funds”) invest solely in securities exempt from both federal and state income taxes in their respective states. The National Fund invests in securities exempt from federal taxes. The National Fund and the State Funds invest in intermediate and long-term securities. The Money Market invests in short-term securities. Because the Trust is 100% no-load, the shares of each fund are offered and redeemed at the net asset value per share.

Securities Valuation: The State and National Funds value securities having maturities of 60 days or less at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The Money Market switched to the amortized cost method of valuation from the “penny rounding” method during the fiscal year. The cumulative effect of this accounting change had no impact on the net asset value of the Money Market. The amortized cost method values portfolio securities at acquisition cost as adjusted for amortization of premium or accretion of discount.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount is accreted over the expected life of each applicable security.

In November, 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the “Guide”). The revised version of the Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and requires investment companies to amortize premiums and accrete discounts on fixed income securities using the effective interest method. The Funds began amortizing premiums and discounts on debt securities using the effective interest method of amortization effective November 30, 2000. Prior to this date, the Funds amortized premiums and discounts on debt securities using the straight line method of amortization. The cumulative effect of this accounting change had no impact of the net assets of the Funds, but resulted in a $13,881 increase to the cost of securities and a corresponding $13,881 decrease in net unrealized appreciation in the Virginia Fund and a $116,034 increase to the cost of securities and a corresponding $116,034 decrease in net unrealized appreciation in the National Fund, based on securities held as of November 30, 2000. There were no changes to the Money Market, Maryland, Arizona or Missouri Funds.

Distribution of Income and Gains:  Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend monthly for the State and National Funds and daily for the Money Market Fund. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain distributions, if any, are declared and paid annually at year-end. Additional distributions may be made if necessary.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal Income Taxes. As of September 30, 2001, capital loss carryovers available to offset future capital gains for federal income tax purposes and the years they expire are as follows:

Expiration Date	Arizona Fund
September 30, 2003	$230,054
September 30, 2008	22,638

Expiration Date	Missouri Fund
September 30, 2003	$00, 295
September 30, 2007	88,347
September 30, 2008	101,260

Expiration Date	Virginia Fund
September 30, 2003	$47,662
September 30, 2008	13,913

Expiration Date	National Fund
September 30, 2002	$0,159,572
September 30, 2003	1,040,173
September 30, 2008	160,551

Expiration Date	Money Market
September 30, 2007	$009
September 30, 2008	751

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates.  The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (“the Advisor”), earns an advisory fee equal to 0.625% per annum of the average net assets of the State and National Funds and 0.5% per annum of the average net assets of the Money Market. The fees are accrued daily and are paid monthly.

3. Other Expenses.  Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. This percentage is 0.48% for the Arizona Fund, 0.46% for the Missouri Fund, 0.39% for the Virginia Fund, 0.44% for the National Fund and 0.36% for the Money Market. During the applicable periods ended 2001, 2000, 1999 and 1997, we waived $5,006, $6,075, $6,062 and $8,784, respectively of this fee for the Money Market.

The Advisor is also responsible for the fees and expenses of Trustees who are affiliated with the Advisor and for certain promotional expenses.

4. Aggregate Cost and Unrealized Appreciation.  The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of September 30, 2001:

	Arizona Fund	Missouri Fund	Virginia Fund	National Fund
Aggregate Cost	$(6,408,337	$(7,231,954(	$28,028,821(	$22,520,759
Gross unrealized appreciation	373,025	510,996(	1,223,254(	1,557,650
Gross unrealized depreciation	--(	(500)	(1,166)	--
Net unrealized appreciation	$0,(373,025	$(0,510,496(	$01,222,088(	$01,557,650

5. Net Assets.  At September 30, 2001, net assets included the following:

	Arizona Fund	Missouri Fund
Paid in capital	$(6,762,206(	$(7,622,257(
Accumulated net realized losses	(252,692)	(189,902)
Net unrealized appreciation on investments	373,025(	510,496(
mTotal Net Assets	$(6,882,539(	$(7,942,851(

	Virginia Fund	National Fund
Paid in capital	$28,586,081(	$24,220,062(
Accumulated net realized losses	(61,575)	(1,360,296)
Net unrealized appreciation on investments	1,222,088(	1,557,650(
mTotal Net Assets	$29,746,594(	$24,417,416(

Money Market
Paid in capital	$ 5,094,816(
Accumulated net realized losses	(760)
Accumulated undistributed net investment income	760(
mTotal Net Assets	$ 5,094,816(

6. Investment Transactions.  Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 2001, were as follows:

	Purchases	Sales
Arizona Fund	$1,493,035	$1,281,301
Missouri Fund	1,583,500	1,221,219
Virginia Fund	10,817,182	10,975,867
National Fund	13,229,510	11,881,334

7. Capital Share Transactions.  An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	Year Ended September 30,
Arizona Fund	2001	2000
In Dollars
Shares sold	$ 345,640	$00,407,796)
Shares issued in reinvestment of dividends	195,370	215,422)
Total shares issued	541,010	623,218)
Shares redeemed	(474,465)	(1,346,669)
Net increase (decrease)	$0,(66,545	$0,(723,451)

In Shares
Shares sold	33,187	40,689
Shares issued in reinvestment of dividends	18,777	21,751
Total shares issued	51,964	62,440
Shares redeemed	(45,860)	(136,603)
Net increase (decrease)	6,104	(74,163)

	Year Ended September 30,
Missouri Fund	2001	2000
In Dollars
Shares sold	$ 521,446)	$0,205,521)
Shares issued in reinvestment of dividends	252,356)	255,977)
Total shares issued	773,802)	461,498)
Shares redeemed	(551,836)	(859,900)
Net increase (decrease)	$ 221,966)	$0(398,402)

In Shares
Shares sold	49,621)	20,605)
Shares issued in reinvestment of dividends	23,952)	25,596)
Total shares issued	73,573)	46,201)
Shares redeemed	(52,469)	(86,058)
Net increase (decrease)	21,104)	(39,857)

	Year Ended September 30,
Virginia Fund	2001	2000
In Dollars
Shares sold	$)2,310,963)	$)3,667,553)
Shares issued in reinvestment of dividends	1,069,897(	1,097,536)
Total shares issued	3,380,860)	4,765,089)
Shares redeemed	(3,580,006)	(6,466,487)
Net decrease	$0,(199,146)	$(1,701,398)

In Shares
Shares sold	200,223)	336,100)
Shares issued in reinvestment of dividends	92,877)	100,257)
Total shares issued	293,100)	436,357)
Shares redeemed	(311,336)	(593,608)
Net decrease	(18,236)	(157,251)

	Year Ended September 30,
National Fund	2001	2000
In Dollars
Shares sold	$)2,189,590)	$)1,973,104)
Additional shares issued in connection with merged fund	1,818,840)	--)
Shares issued in reinvestment of dividends	914,085)	818,581)
Total shares issued	4,922,515)	2,791,685)
Shares redeemed	(3,606,830)	(3,949,314)
Net increase (decrease)	$)1,315,685)	$(1,157,629)

In Shares
Shares sold	202,656)	193,167)
Additional shares issued in connection with merged fund	168,567)	--)
Shares issued in reinvestment of dividends	84,905)	79,823)
Total shares issued	456,128)	272,990)
Shares redeemed	(334,976)	(385,197)
Net increase (decrease)	121,152)	(112,207)

	Year Ended September 30,
Money Market	2001	2000
In Dollars & Shares
Shares sold	$)1,462,102)	$)5,567,554)
Shares issued in reinvestment of dividends	131,513)	180,679)
Total shares issued	1,593,615)	5,748,233)
Shares redeemed	(1,359,545)	7,707,958)
Net increase (decrease)	$0,)234,070)	$(1,959,725)

8. Discussion of Business Combination.  Effective June 19, 2001, the Mosaic Tax-Free Maryland Fund series of the Trust merged into the Tax-Free National Fund series of the Trust. The reorganization was designed to be accomplished as a tax-free reorganization pursuant to Internal Revenue Code Section 368(a)(1)(C). As of the date of the merger, shareholders of Mosaic Tax-Free Maryland Fund received approximately 0.93 shares of beneficial interest of Mosaic Tax-Free National Fund for each share they held of Mosaic Tax-Free Maryland Fund. A total of 182,061 shares of Mosaic Tax-Free Maryland Fund were outstanding as of the date of the reorganization, resulting in the issuance of 168,567 shares of beneficial interest. The Mosaic Tax-Free Maryland Fund’s net assets on June 19, 2001 ($1,818,840, including $72,219 of net unrealized appreciation and $177,193 of accumulated realized losses) were combined with those of Mosaic Tax-Free National Fund. Mosaic Tax-Free Maryland Fund distributed all income to its shareholders prior to the reorganization and had no gains to distribute.

The Mosaic Family of Mutual Funds

Mosaic Equity Trust

  Mosaic Investors Fund
  Mosaic Balanced Fund
  Mosaic Mid-Cap Growth Fund
  Mosaic Foresight Fund

Mosaic Focus Fund

Mosaic Income Trust

  Mosaic Government Fund
  Mosaic Intermediate Income Fund
  Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust

  Mosaic Tax-Free Arizona Fund
  Mosaic Tax-Free Missouri Fund
  Mosaic Tax-Free Virginia Fund
  Mosaic Tax-Free National Fund
  Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by Mosaic Funds Distributor, LLC in any jurisdiction in which such offering may not be lawfully made.

Transfer Agent
Mosaic Funds
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
888-670-3600

Shareholder Service
Toll-free nationwide: (888) 670 3600
Mosaic Tiles (24 hour automated information)
Toll-free nationwide: (800) 336 3063

Mosaic Funds
550 Science Drive
Madison, Wisconsin 53711
www.mosaicfunds.com

SEC File Number 811-3486